INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 19,981	$ 10,118
User funds	3,298	4,494
Trade receivables, net	4,043	3,057
Short-term bank deposit	14,168	27,153
Other receivables and prepaid expenses	2,333	1,281
Current assets	43,823	46,103
NON-CURRENT ASSETS:
Property and equipment, net	301	420
Right-of-use assets, net	2,005	1,191
Intangible assets, net	8,018	8,852
Goodwill	15,343	15,040
Deferred taxes	519	536
Other long-term assets	1,626	1,637
Non-current assets	27,812	27,676
Total assets	71,635	73,779
CURRENT LIABILITIES:
Current maturity of lease liabilities	832	615
Trade payables	5,666	2,731
User accounts	3,298	4,494
Warrants liabilities	2,958	2,450
Accrued expenses and other short-term liabilities	7,612	7,023
Current liabilities	20,366	17,313
LONG TERM LIABILITIES:
Lease liabilities	1,155	339
Employee benefit liabilities, net	1,349	1,239
Long term liabilities	2,504	1,578
EQUITY: (Note 4)
Share capital	1	0	[1]
Share premium	263,799	261,769
Foreign currency translation reserve	316	(307)
Reserve from remeasurement of defined benefit plans	96	96
Accumulated deficit	(215,447)	(206,670)
Total equity	48,765	54,888
Total liabilities and equity	$ 71,635	$ 73,779

[1]	Represents an amount lower than $1